Document and Entity Information	Jun. 18, 2025
Cover [Abstract]
Entity Registrant Name	TEAM INC
Amendment Flag	true
Entity Central Index Key	0000318833
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Jun. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-08604
Entity Tax Identification Number	74-1765729
Entity Address, Address Line One	13131 Dairy Ashford
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	331-6154
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.30 par value
Trading Symbol	TISI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Team, Inc. (the “Company”) is filing this Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) to amend the Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on June 20, 2025 (the “Original Report”). The Original Report was filed, among other things, to disclose (i) the voting results of the Company’s 2025 Annual Meeting of Shareholders held on June 18, 2025 (the “Annual Meeting”) and (ii) the filing, on June 18, 2025, of an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”), which became effective upon filing on June 18, 2025, to delete language in Article VII, Section 5 of the Company’s Amended and Restated Certificate of Incorporation that specifies when cause is deemed to exist in connection with the removal of directors. This Amendment amends the Original Report solely to correct the disclosure regarding the previously reported voting results with respect to the proposal to approve the Charter Amendment and to disclose that the Company has filed a Certificate of Correction (the “Certificate of Correction”) with the Delaware Secretary of State as described below.